UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07885

Name of Fund: Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      Master Enhanced S&P 500 Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/2007 - 12/31/2007

Item 1 - Report to Stockholders

Master Enhanced S&P 500 Series of Quantitative Master Series LLC
Annual Report, December 31, 2007

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?
o For the fiscal year ended December 31, 2007, Master Enhanced S&P 500 Series (the "Series") generated returns that exceeded that of the benchmark Standard & Poor's (S&P) 500 Index, as the Series had a total return of +5.67% compared to +5.49% for the Index. Positive performance from our stock-substitution strategies was offset slightly by negative results from our stock-selection strategies.

o Among our stock-selection strategies, positive contributors included the earnings surprise/estimate revisions, price momentum and short interest signals. Risk control positions also proved beneficial. Conversely, the value, earnings quality, external financing and turn-of-the-year signals detracted from performance. In November, we enhanced the external financing signal based on our recent research. The external financing measure is combined with the capital investments measure into the Capital Investments and External Financing signal.

o With respect to stock substitution, positive performance resulted from index rebalance, structural and merger arbitrage strategies.

Describe the market environment.
o Equity markets performed quite well in 2007. It was a year of intense market volatility, but still one that resulted in decent gains for most asset classes. The annual period began much like 2006 ended, with some slowing in U.S. economic growth, a Federal Reserve Board (the "Fed") that remained on hold and a generally positive investment environment. In the first half of 2007, solid earnings growth and continued high levels of merger-and-acquisition activity allowed equities to move almost inexorably upward.

o The following six months were vastly different, however. The benign fundamentals that dominated from 2003 to 2006 -- namely, strong global growth, rising profitability levels and falling risk premiums -- were replaced by credit stress, pressures on the capital position of the financial system, question marks about the sustainability of the business cycle and rising food and energy prices. Reflecting these woes, U.S. government bond yields plummeted, the dollar's decline intensified, equities became volatile and trendless, and the Fed's focus shifted from inflation fighting to providing liquidity and reducing short-term interest rates. Beginning in September, the Fed lowered the target federal funds rate by 100 basis points (1.00%), from 5.25% to 4.25%.

Describe recent portfolio activity.
o Throughout the period, as changes were made to the composition of the S&P 500 Index, we purchased and sold securities to maintain the Series' objective of tracking the risks and return of the benchmark. We continued to use our quantitative stock-selection and stock-substitution strategies in an effort to generate returns above those offered by the Index.

o As the volatility and investor risk aversion in the equity markets remains high, we are maintaining diversified and balanced signal exposure in the portfolio going into 2008.

Describe portfolio positioning at period-end.
o In keeping with its investment objective, the portfolio remains positioned to match the risk characteristics of its benchmark, irrespective of the market's future direction.

Master Enhanced S&P 500 Series
As of  December 31, 2007

Portfolio Information

--------------------------------------------------------------------------------
                                                            Percent of Long-Term
Sector Representation                                            Investments
--------------------------------------------------------------------------------
Information Technology                                              16.7%
Financials                                                          16.1
Industrials                                                         12.2
Energy                                                              11.5
Health Care                                                         11.4
Consumer Staples                                                     9.8
Consumer Discretionary                                               9.1
Utilities                                                            4.1
Telecommunication Services                                           3.6
Materials                                                            3.5
Other*                                                               2.0
--------------------------------------------------------------------------------
*     Includes portfolio holdings in exchange-traded funds.
      For Series compliance purposes, the Series' sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

Master Enhanced S&P 500 Series
Schedule of Investments as of December 31, 2007

                                      Shares
Industry                                Held        Common Stocks                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace &                           35,300        Boeing Co.                                                         $  3,087,338
Defense - 3.4%                        12,000        General Dynamics Corp.                                                1,067,880
                                       5,100        Goodrich Corp.                                                          360,111
                                      86,400        Honeywell International, Inc.                                         5,319,648
                                       1,500        L-3 Communications Holdings, Inc.                                       158,910
                                      10,300        Lockheed Martin Corp.                                                 1,084,178
                                       5,600        Precision Castparts Corp.                                               776,720
                                      70,600        Raytheon Co.                                                          4,285,420
                                       1,200        Rockwell Collins, Inc.                                                   86,364
                                      69,600        United Technologies Corp.                                             5,327,184
                                                                                                                       ------------
                                                                                                                         21,553,753
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight &                            200        Expeditors International Washington, Inc.                                 8,936
Logistics - 1.0%                      88,800        United Parcel Service, Inc. Class B (d)                               6,279,936
                                                                                                                       ------------
                                                                                                                          6,288,872
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                       30,600        Southwest Airlines Co.                                                  373,320
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components                       14,900        Johnson Controls, Inc.                                                  536,996
- 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 2.3%                      22,600        Anheuser-Busch Cos., Inc.                                             1,182,884
                                     140,500        The Coca-Cola Co.                                                     8,622,485
                                       5,524        Molson Coors Brewing Co. Class B                                        285,149
                                       5,700        Pepsi Bottling Group, Inc.                                              224,922
                                      60,410        PepsiCo, Inc.                                                         4,585,119
                                                                                                                       ------------
                                                                                                                         14,900,559
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology                         12,200        Amgen, Inc. (a)                                                         566,568
- 0.5%                                14,010        Biogen Idec, Inc. (a)                                                   797,449
                                      15,600        Celgene Corp. (a)                                                       720,876
                                      12,100        Genzyme Corp. (a)                                                       900,724
                                                                                                                       ------------
                                                                                                                          2,985,617
-----------------------------------------------------------------------------------------------------------------------------------
Building                              29,100        Masco Corp.                                                             628,851
Products - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets                        2,700        Ameriprise Financial, Inc.                                              148,797
- 3.6%                               118,434        The Bank of New York Mellon Corp.                                     5,774,842
                                      38,700        The Charles Schwab Corp.                                                988,785
                                      31,350        Franklin Resources, Inc.                                              3,587,381
                                      30,400        The Goldman Sachs Group, Inc.                                         6,537,520
                                      21,700        Lehman Brothers Holdings, Inc.                                        1,420,048
                                      19,200        Northern Trust Corp.                                                  1,470,336
                                      15,928        State Street Corp.                                                    1,293,354
                                      26,700        T. Rowe Price Group, Inc.                                             1,625,496
                                      16,200        TD Ameritrade Holding Corp. (a)                                         324,972
                                                                                                                       ------------
                                                                                                                         23,171,531
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.0%                       8,800        Air Products & Chemicals, Inc.                                          867,944
                                       2,300        Ashland, Inc.                                                           109,089
                                      29,300        The Dow Chemical Co.                                                  1,155,006
                                     107,200        E.I. du Pont de Nemours & Co.                                         4,726,448
                                       3,600        Eastman Chemical Co.                                                    219,924
                                      36,700        Huntsman Corp.                                                          943,190
                                       3,300        International Flavors & Fragrances, Inc.                                158,829
                                      25,800        Monsanto Co.                                                          2,881,602
                                      11,800        PPG Industries, Inc.                                                    828,714
                                       8,300        Praxair, Inc.                                                           736,293
                                       5,200        Rohm & Haas Co.                                                         275,964
                                                                                                                       ------------
                                                                                                                         12,903,003
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks                      10,300        Alabama National Bancorp.                                               801,443
- 1.8%                                11,725        BB&T Corp.                                                              359,606
                                      10,134        Fifth Third Bancorp                                                     254,667

      See Notes to Financial Statements.

Master Enhanced S&P 500 Series
Schedule of Investments as of December 31, 2007

                                      Shares
Industry                                Held        Common Stocks                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                      16,200        First Charter Corp.                                                $    483,732
                                       1,000        Marshall & Ilsley Corp.                                                  26,480
                                      12,102        The PNC Financial Services Group, Inc. (b)                              794,496
                                      57,654        U.S. Bancorp                                                          1,829,938
                                      77,771        Wachovia Corp.                                                        2,957,631
                                     135,446        Wells Fargo & Co.                                                     4,089,115
                                                                                                                       ------------
                                                                                                                         11,597,108
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services                  225,000        Allied Waste Industries, Inc. (a)                                     2,479,500
& Supplies - 0.5%                      5,800        Equifax, Inc.                                                           210,888
                                       9,100        R.R. Donnelley & Sons Co.                                               343,434
                                                                                                                       ------------
                                                                                                                          3,033,822
-----------------------------------------------------------------------------------------------------------------------------------
Communications                        62,500        3Com Corp. (a)                                                          282,500
Equipment - 1.5%                          14        Ciena Corp. (a)                                                             477
                                     249,000        Cisco Systems, Inc. (a)                                               6,740,430
                                         937        CommScope, Inc. (a)                                                      46,061
                                      75,900        Corning, Inc.                                                         1,820,841
                                      21,000        Juniper Networks, Inc. (a)                                              697,200
                                           3        Motorola, Inc.                                                               48
                                                                                                                       ------------
                                                                                                                          9,587,557
-----------------------------------------------------------------------------------------------------------------------------------
Computers &                           36,200        Apple, Inc. (a)(h)                                                    7,170,496
Peripherals - 4.5%                    80,700        Dell, Inc. (a)                                                        1,977,957
                                      73,600        EMC Corp. (a)                                                         1,363,808
                                     106,607        Hewlett-Packard Co.                                                   5,381,521
                                      86,047        International Business Machines Corp.                                 9,301,681
                                      12,100        NCR Corp. (a)                                                           303,710
                                      14,500        Network Appliance, Inc. (a)                                             361,920
                                         100        QLogic Corp. (a)                                                          1,420
                                     132,700        Sun Microsystems, Inc. (a)                                            2,405,851
                                           6        Teradata Corp. (a)                                                          164
                                                                                                                       ------------
                                                                                                                         28,268,528
-----------------------------------------------------------------------------------------------------------------------------------
Construction &                         1,700        Fluor Corp.                                                             247,724
Engineering - 0.2%                     4,900        Jacobs Engineering Group, Inc. (a)                                      468,489
                                      10,500        KBR, Inc. (a)                                                           407,400
                                                                                                                       ------------
                                                                                                                          1,123,613
-----------------------------------------------------------------------------------------------------------------------------------
Construction                             795        Vulcan Materials Co.                                                     62,877
Materials - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance                      12,100        American Express Co.                                                    629,442
- 0.7%                                64,044        Capital One Financial Corp.                                           3,026,719
                                      19,500        Discover Financial Services LLC                                         294,060
                                      20,900        SLM Corp.                                                               420,926
                                                                                                                       ------------
                                                                                                                          4,371,147
-----------------------------------------------------------------------------------------------------------------------------------
Containers &                           5,300        Pactiv Corp. (a)                                                        141,139
Packaging - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                    6,900        Genuine Parts Co.                                                       319,470
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer                   5,800        Apollo Group, Inc. Class A (a)                                          406,870
Services - 0.5%                      156,300        H&R Block, Inc.                                                       2,902,491
                                                                                                                       ------------
                                                                                                                          3,309,361
-----------------------------------------------------------------------------------------------------------------------------------
Diversified                          172,066        Bank of America Corp.(g)                                              7,099,443
Financial                                 18        CME Group, Inc.                                                          12,348
Services - 3.0%                       77,613        Citigroup, Inc.                                                       2,284,927
                                       3,300        IntercontinentalExchange, Inc. (a)                                      635,250
                                     140,463        JPMorgan Chase & Co. (d)                                              6,131,210
                                       6,700        Leucadia National Corp.                                                 315,570
                                         300        Moody's Corp.                                                            10,710
                                      15,200        The NASDAQ Stock Market, Inc. (a)                                       752,248
                                       3,800        NYSE Euronext                                                           333,526

      See Notes to Financial Statements.

Master Enhanced S&P 500 Series
Schedule of Investments as of December 31, 2007

                                      Shares
Industry                                Held        Common Stocks                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       9,900        Nymex Holdings, Inc.                                               $  1,322,739
                                                                                                                       ------------
                                                                                                                         18,897,971
-----------------------------------------------------------------------------------------------------------------------------------
Diversified                          241,305        AT&T Inc.                                                            10,028,636
Telecommunication                      4,600        CenturyTel, Inc.                                                        190,716
Services - 2.9%                       33,900        Qwest Communications International Inc.                                 237,639
                                     183,040        Verizon Communications, Inc.                                          7,997,018
                                                                                                                       ------------
                                                                                                                         18,454,009
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities                     6,800        Allegheny Energy, Inc.                                                  432,548
- 2.0%                                79,800        Duke Energy Corp.                                                     1,609,566
                                      44,800        Edison International                                                  2,390,976
                                       8,000        Entergy Corp.                                                           956,160
                                      27,424        Exelon Corp.                                                          2,238,895
                                      10,500        FPL Group, Inc.                                                         711,690
                                       6,300        FirstEnergy Corp.                                                       455,742
                                      48,300        PPL Corp.                                                             2,515,947
                                      13,800        Pepco Holdings, Inc.                                                    404,754
                                       1,900        Progress Energy, Inc.                                                    92,017
                                      19,500        The Southern Co.                                                        755,625
                                                                                                                       ------------
                                                                                                                         12,563,920
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment                     100        Cooper Industries Ltd. Class A                                            5,288
- 0.5%                                32,100        Emerson Electric Co.                                                  1,818,786
                                       1,030        First Solar, Inc. (a)                                                   275,154
                                      11,100        Genlyte Group, Inc. (a)                                               1,056,720
                                         800        Rockwell Automation, Inc.                                                55,168
                                                                                                                       ------------
                                                                                                                          3,211,116
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                 8,800        Agilent Technologies, Inc. (a)                                          323,312
Instruments - 0.2%                    27,810        Tyco Electronics Ltd.                                                 1,032,585
                                                                                                                       ------------
                                                                                                                          1,355,897
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                    17,800        Baker Hughes, Inc.                                                    1,443,580
Services - 1.9%                        2,900        Diamond Offshore Drilling, Inc.                                         411,800
                                      11,760        Grant Prideco, Inc. (a)                                                 652,798
                                      52,900        Halliburton Co.                                                       2,005,439
                                           3        Nabors Industries Ltd. (a)                                                   82
                                      43,200        National Oilwell Varco, Inc. (a)                                      3,173,472
                                      10,100        Noble Corp.                                                             570,751
                                       6,200        Schlumberger Ltd.                                                       609,894
                                       3,800        Smith International, Inc.                                               280,630
                                      16,118        Transocean, Inc. (a)                                                  2,307,292
                                       7,500        Weatherford International Ltd. (a)                                      514,500
                                                                                                                       ------------
                                                                                                                         11,970,238
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples                        52,365        CVS/Caremark Corp.                                                    2,081,509
Retailing - 1.6%                      17,900        Costco Wholesale Corp.                                                1,248,704
                                     134,300        The Kroger Co.                                                        3,587,153
                                      43,513        SUPERVALU INC.                                                        1,632,608
                                      24,900        SYSCO Corp.                                                             777,129
                                      17,700        Safeway, Inc.                                                           605,517
                                       5,105        Wal-Mart Stores, Inc.                                                   242,641
                                                                                                                       ------------
                                                                                                                         10,175,261
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.7%                  39,300        Archer-Daniels-Midland Co.                                            1,824,699
                                       3,000        Bunge Ltd.                                                              349,230
                                          38        Campbell Soup Co.                                                         1,358
                                       6,300        General Mills, Inc.                                                     359,100
                                      17,600        H.J. Heinz Co.                                                          821,568
                                      51,000        Kellogg Co.                                                           2,673,930

      See Notes to Financial Statements.

Master Enhanced S&P 500 Series
Schedule of Investments as of December 31, 2007

                                      Shares
Industry                                Held        Common Stocks                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                      95,347        Kraft Foods, Inc.                                                  $  3,111,173
                                       7,500        Reddy Ice Holdings, Inc.                                                189,825
                                         100        Sara Lee Corp.                                                            1,606
                                      59,500        Tyson Foods, Inc. Class A                                               912,135
                                       8,900        Wm. Wrigley Jr. Co.                                                     521,095
                                                                                                                       ------------
                                                                                                                         10,765,719
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.1%                  21,112        Spectra Energy Corp.                                                    545,112
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment                 78,500        Baxter International, Inc.                                            4,556,925
& Supplies - 1.7%                      4,800        Becton Dickinson & Co.                                                  401,184
                                      36,410        Covidien Ltd.                                                         1,612,599
                                      31,500        Medtronic, Inc.                                                       1,583,505
                                       3,000        Respironics, Inc. (a)                                                   196,440
                                      32,000        St. Jude Medical, Inc. (a)                                            1,300,480
                                       9,700        Stryker Corp.                                                           724,784
                                       5,200        Zimmer Holdings, Inc. (a)                                               343,980
                                                                                                                       ------------
                                                                                                                         10,719,897
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers                 13,900        Aetna, Inc.                                                             802,447
& Services - 2.8%                      3,900        AmerisourceBergen Corp.                                                 174,993
                                      67,755        Cardinal Health, Inc.                                                 3,912,851
                                       4,400        Cigna Corp.                                                             236,412
                                      45,700        Coventry Health Care, Inc. (a)                                        2,707,725
                                      10,500        Express Scripts, Inc. (a)                                               766,500
                                       6,900        Humana, Inc. (a)                                                        519,639
                                       6,700        McKesson Corp.                                                          438,917
                                      11,116        Medco Health Solutions, Inc. (a)                                      1,127,162
                                       5,700        Patterson Cos., Inc. (a)                                                193,515
                                       4,900        Radiation Therapy Services, Inc. (a)                                    151,459
                                      44,100        Sierra Health Services, Inc. (a)                                      1,850,436
                                      54,113        UnitedHealth Group, Inc.                                              3,149,377
                                         100        Visicu, Inc. (a)                                                          1,187
                                      19,657        WellPoint, Inc. (a)                                                   1,724,509
                                                                                                                       ------------
                                                                                                                         17,757,129
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                  8,627        Carnival Corp.                                                          383,815
Leisure - 1.9%                         2,340        Chipotle Mexican Grill, Inc. Class A (a)(d)                             344,144
                                       5,800        Darden Restaurants, Inc.                                                160,718
                                      38,850        Harrah's Entertainment, Inc. (g)                                      3,447,938
                                      13,700        International Game Technology                                           601,841
                                      76,400        Marriott International, Inc. Class A (d)                              2,611,352
                                      48,682        McDonald's Corp.                                                      2,867,857
                                      47,400        Starbucks Corp. (a)                                                     970,278
                                       1,300        Starwood Hotels & Resorts Worldwide, Inc.                                57,239
                                       3,600        Wendy's International, Inc.                                              93,024
                                          20        Wyndham Worldwide Corp.                                                     471
                                      12,500        Yum! Brands, Inc.                                                       478,375
                                                                                                                       ------------
                                                                                                                         12,017,052
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables                    14,500        Harman International Industries, Inc.                                 1,068,795
- 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Household Products                    15,400        Colgate-Palmolive Co.                                                 1,200,584
- 2.0%                                24,400        Kimberly-Clark Corp.                                                  1,691,896
                                     131,105        The Procter & Gamble Co.                                              9,625,729
                                                                                                                       ------------
                                                                                                                         12,518,209
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.0%                    14,700        Affiliated Computer Services, Inc. Class A (a)                          662,970
                                      39,000        Alliance Data Systems Corp. (a)                                       2,924,610
                                      14,300        Automatic Data Processing, Inc.                                         636,779
                                       1,075        Broadridge Financial Solutions LLC                                       24,112

      See Notes to Financial Statements.

Master Enhanced S&P 500 Series
Schedule of Investments as of December 31, 2007

                                      Shares
Industry                                Held        Common Stocks                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       4,600        Electronic Data Systems Corp.                                      $     95,358
                                         300        Fidelity National Information Services, Inc.                             12,477
                                      13,900        Paychex, Inc.                                                           503,458
                                       9,700        Total System Services, Inc.                                             271,600
                                      44,800        The Western Union Co.                                                 1,087,744
                                                                                                                       ------------
                                                                                                                          6,219,108
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power                     13,400        The AES Corp. (a)(g)                                                    286,626
Producers & Energy                     7,400        Constellation Energy Group, Inc.                                        758,722
Traders - 0.2%                                                                                                         ------------
                                                                                                                          1,045,348
-----------------------------------------------------------------------------------------------------------------------------------
Industrial                            25,800        3M Co.                                                                2,175,456
Conglomerates - 2.3%                 312,900        General Electric Co.                                                 11,599,203
                                      10,200        Textron, Inc.                                                           727,260
                                       8,110        Tyco International Ltd.                                                 321,561
                                                                                                                       ------------
                                                                                                                         14,823,480
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.2%                      13,400        ACE Ltd.                                                                827,852
                                      12,000        AON Corp.                                                               572,280
                                      20,000        Aflac, Inc.                                                           1,252,600
                                      31,800        The Allstate Corp.                                                    1,660,914
                                     105,075        American International Group, Inc. (g)                                6,125,872
                                       3,900        Assurant, Inc.                                                          260,910
                                      29,800        Chubb Corp.                                                           1,626,484
                                      79,796        Genworth Financial, Inc. Class A                                      2,030,808
                                      13,000        Hartford Financial Services Group, Inc.                               1,133,470
                                       4,265        Lincoln National Corp.                                                  248,308
                                      24,886        Loews Corp.                                                           1,252,761
                                      15,400        MBIA, Inc. (d)                                                          286,902
                                      10,200        Marsh & McLennan Cos., Inc.                                             269,994
                                      81,100        MetLife, Inc.                                                         4,997,382
                                       4,500        Principal Financial Group, Inc.                                         309,780
                                      18,800        Prudential Financial, Inc.                                            1,749,152
                                      26,929        The Travelers Cos., Inc.                                              1,448,780
                                      14,700        UnumProvident Corp.                                                     349,713
                                       8,400        XL Capital Ltd. Class A                                                 422,604
                                                                                                                       ------------
                                                                                                                         26,826,566
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog                    16,200        Amazon.com, Inc. (a)                                                  1,500,768
Retail - 0.2%                            200        Expedia, Inc. (a)                                                         6,324
                                                                                                                       ------------
                                                                                                                          1,507,092
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software &                  110,705        eBay, Inc. (a)                                                        3,674,299
Services - 1.7%                       10,041        Google, Inc. Class A (a)(h)                                           6,943,151
                                          32        Yahoo! Inc. (a)                                                             744
                                                                                                                       ------------
                                                                                                                         10,618,194
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment &                  110,300        Eastman Kodak Co. (d)                                                 2,412,261
Products - 0.4%                        6,500        Hasbro, Inc.                                                            166,270
                                                                                                                       ------------
                                                                                                                          2,578,531
-----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools &                  7,500        Applera Corp. - Applied Biosystems Group                                254,400
Services - 0.2%                        5,000        PerkinElmer, Inc.                                                       130,100
                                      17,435        Thermo Fisher Scientific, Inc. (a)                                    1,005,651
                                                                                                                       ------------
                                                                                                                          1,390,151
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.7%                      70,700        Caterpillar, Inc.                                                     5,129,992
                                       4,300        Cummins, Inc.                                                           547,691
                                       5,000        Danaher Corp.                                                           438,700
                                      22,600        Deere & Co.                                                           2,104,512
                                       7,200        Eaton Corp.                                                             698,040
                                       7,400        ITT Corp.                                                               488,696

      See Notes to Financial Statements.

Master Enhanced S&P 500 Series
Schedule of Investments as of December 31, 2007

                                      Shares
Industry                                Held        Common Stocks                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       5,000        Ingersoll-Rand Co. Class A                                         $    232,350
                                       6,100        Manitowoc Co.                                                           297,863
                                       8,425        PACCAR, Inc.                                                            458,994
                                       7,150        Parker Hannifin Corp.                                                   538,467
                                         600        Terex Corp. (a)                                                          39,342
                                                                                                                       ------------
                                                                                                                         10,974,647
-----------------------------------------------------------------------------------------------------------------------------------
Media - 2.2%                         145,348        CBS Corp. Class B                                                     3,960,733
                                      95,300        Clear Channel Communications, Inc.                                    3,289,756
                                          35        Comcast Corp. Class A (a)                                                   639
                                      30,900        The DIRECTV Group, Inc. (a)                                             714,408
                                      19,790        Gannett Co., Inc.                                                       771,810
                                       7,600        Liberty Global, Inc. Series C (a)                                       278,084
                                       2,600        Liberty Media Holding Corp. - Capital (a)                               302,874
                                       1,200        The McGraw-Hill Cos., Inc.                                               52,572
                                      83,100        News Corp. Class A                                                    1,702,719
                                      32,300        News Corp. Class B                                                      686,375
                                      13,400        Omnicom Group Inc.                                                      636,902
                                      33,925        Time Warner, Inc.                                                       560,102
                                      26,107        Walt Disney Co.                                                         842,734
                                         200        The Washington Post Co. Class B                                         158,286
                                                                                                                       ------------
                                                                                                                         13,957,994
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.0%                 9,400        Alcoa, Inc.                                                             343,570
                                      33,608        Freeport-McMoRan Copper & Gold, Inc. Class B                          3,442,804
                                       4,800        Newmont Mining Corp.                                                    234,384
                                      21,000        United States Steel Corp.                                             2,539,110
                                                                                                                       ------------
                                                                                                                          6,559,868
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.5%                   800        Ameren Corp.                                                             43,368
                                      67,600        DTE Energy Co.                                                        2,971,696
                                      32,800        Dominion Resources, Inc.                                              1,556,360
                                          15        NiSource, Inc.                                                              283
                                      87,200        PG&E Corp.                                                            3,757,448
                                      10,400        Public Service Enterprise Group, Inc.                                 1,021,696
                                       4,100        Sempra Energy                                                           253,708
                                                                                                                       ------------
                                                                                                                          9,604,559
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail                       4,500        Big Lots, Inc. (a)                                                       71,955
- 1.0%                                79,000        Family Dollar Stores, Inc.                                            1,519,170
                                      48,470        Kohl's Corp. (a)                                                      2,219,926
                                      14,200        Nordstrom, Inc.                                                         521,566
                                      14,500        Saks, Inc. (a)                                                          301,020
                                      28,500        Target Corp.                                                          1,425,000
                                                                                                                       ------------
                                                                                                                          6,058,637
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics                    38,300        Xerox Corp.                                                             620,077
- 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                 19,000        Anadarko Petroleum Corp.                                              1,248,110
Fuels - 8.6%                         121,102        Chevron Corp.                                                        11,302,449
                                      66,550        ConocoPhillips                                                        5,876,365
                                       6,200        Devon Energy Corp.                                                      551,242
                                     231,290        Exxon Mobil Corp.                                                    21,669,560
                                      11,175        Hess Corp.                                                            1,127,111
                                      27,872        Marathon Oil Corp.                                                    1,696,290
                                      47,100        Murphy Oil Corp.                                                      3,995,964
                                       8,300        Noble Energy, Inc.                                                      660,016
                                      28,204        Occidental Petroleum Corp.                                            2,171,426
                                       5,100        Peabody Energy Corp.                                                    314,364
                                       4,300        Plains Exploration & Production Co. (a)                                 232,200

      See Notes to Financial Statements.

Master Enhanced S&P 500 Series
Schedule of Investments as of December 31, 2007

                                      Shares
Industry                                Held        Common Stocks                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       7,300        Range Resources Corp.                                              $    374,928
                                       3,300        Tesoro Corp.                                                            157,410
                                      22,323        Valero Energy Corp.                                                   1,563,280
                                      23,400        Williams Cos., Inc.                                                     837,252
                                      20,750        XTO Energy, Inc.                                                      1,065,720
                                                                                                                       ------------
                                                                                                                         54,843,687
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest                            11        Domtar Corp. (a)                                                             84
Products - 0.2%                        5,700        International Paper Co.                                                 184,566
                                      20,300        MeadWestvaco Corp.                                                      635,390
                                       9,564        Weyerhaeuser Co.                                                        705,249
                                                                                                                       ------------
                                                                                                                          1,525,289
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products                      7,200        Avon Products, Inc.                                                     284,616
- 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 5.1%                   800        Adams Respiratory Therapeutics, Inc. (a)                                 47,792
                                       7,612        Allergan, Inc.                                                          488,995
                                       8,100        Aspreva Pharmaceuticals Corp. (a)                                       210,600
                                       9,600        Axcan Pharma Inc. (a)                                                   220,800
                                      67,300        Bristol-Myers Squibb Co.                                              1,784,796
                                      56,600        Eli Lilly & Co.                                                       3,021,874
                                      12,900        Forest Laboratories, Inc. (a)                                           470,205
                                      54,309        Johnson & Johnson                                                     3,622,410
                                     179,400        King Pharmaceuticals, Inc. (a)                                        1,837,056
                                      11,200        MGI Pharma, Inc. (a)                                                    453,936
                                      81,402        Merck & Co., Inc.                                                     4,730,270
                                     426,340        Pfizer, Inc.                                                          9,690,708
                                     134,100        Schering-Plough Corp.                                                 3,572,424
                                      47,400        Wyeth                                                                 2,094,606
                                                                                                                       ------------
                                                                                                                         32,246,472
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment                18,500        General Growth Properties, Inc.                                         761,830
Trusts (REITs) - 0.9%                 21,300        Host Marriott Corp.                                                     362,952
                                         201        Kimco Realty Corp.                                                        7,316
                                      58,700        ProLogis (d)                                                          3,720,406
                                           4        Public Storage, Inc.                                                        294
                                      11,890        Simon Property Group, Inc.                                            1,032,765
                                       1,300        Vornado Realty Trust                                                    114,335
                                                                                                                       ------------
                                                                                                                          5,999,898
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.0%                    17,100        Burlington Northern Santa Fe Corp.                                    1,423,233
                                      19,700        CSX Corp.                                                               866,406
                                      16,000        Norfolk Southern Corp.                                                  807,040
                                      24,700        Union Pacific Corp.                                                   3,102,814
                                                                                                                       ------------
                                                                                                                          6,199,493
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                      14,600        Altera Corp.                                                            282,072
Semiconductor                         35,800        Applied Materials, Inc.                                                 635,808
Equipment - 2.6%                     222,800        Intel Corp.                                                           5,939,848
                                     347,500        LSI Logic Corp. (a)                                                   1,845,225
                                       9,500        Linear Technology Corp.                                                 302,385
                                       9,200        MEMC Electronic Materials, Inc. (a)                                     814,108
                                      20,420        Maxim Integrated Products, Inc.                                         540,722
                                      10,600        Microchip Technology, Inc.                                              333,052
                                       8,800        Micron Technology, Inc. (a)                                              63,800
                                       5,100        Novellus Systems, Inc. (a)                                              140,607
                                      15,150        Nvidia Corp. (a)                                                        515,403
                                      28,500        Teradyne, Inc. (a)                                                      294,690
                                      47,000        Texas Instruments, Inc.                                               1,569,800

      See Notes to Financial Statements.

Master Enhanced S&P 500 Series
Schedule of Investments as of December 31, 2007

                                      Shares
Industry                                Held        Common Stocks                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                     136,600        Xilinx, Inc.                                                       $  2,987,442
                                                                                                                       ------------
                                                                                                                         16,264,962
-----------------------------------------------------------------------------------------------------------------------------------
Software - 3.7%                       15,200        Adobe Systems, Inc. (a)                                                 649,496
                                       9,400        Autodesk, Inc. (a)                                                      467,744
                                       8,200        BMC Software, Inc. (a)                                                  292,248
                                      84,600        CA, Inc.                                                              2,110,770
                                       7,300        Citrix Systems, Inc. (a)                                                277,473
                                      16,500        Cognos, Inc. (a)                                                        949,905
                                      12,500        Compuware Corp. (a)                                                     111,000
                                       6,600        Electronic Arts, Inc. (a)                                               385,506
                                      13,900        Intuit, Inc. (a)                                                        439,379
                                     333,760        Microsoft Corp.                                                      11,881,856
                                      15,800        NAVTEQ Corp. (a)                                                      1,194,480
                                      14,400        Novell, Inc. (a)                                                         98,928
                                     141,000        Oracle Corp. (a)                                                      3,183,780
                                     103,600        Symantec Corp. (a)                                                    1,672,104
                                                                                                                       ------------
                                                                                                                         23,714,669
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail                          17        AutoNation, Inc. (a)                                                        266
- 1.1%                                 1,900        AutoZone, Inc. (a)                                                      227,829
                                       6,300        GameStop Corp. Class A (a)                                              391,293
                                       6,800        The Gap, Inc.                                                           144,704
                                      70,200        Home Depot, Inc.                                                      1,891,188
                                       4,374        Limited Brands, Inc.                                                     82,800
                                      40,900        Lowe's Cos., Inc.                                                       925,158
                                     110,100        RadioShack Corp.                                                      1,856,286
                                      24,100        TJX Cos., Inc.                                                          692,393
                                      12,000        Tiffany & Co.                                                           552,360
                                                                                                                       ------------
                                                                                                                          6,764,277
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel &                   15,300        Coach, Inc. (a)                                                         467,874
Luxury Goods - 0.7%                   15,100        Jones Apparel Group, Inc.                                               241,449
                                      62,000        Nike, Inc. Class B                                                    3,982,880
                                                                                                                       ------------
                                                                                                                          4,692,203
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                    39,800        Fannie Mae                                                            1,591,204
Finance - 0.2%                            20        Freddie Mac                                                                 681
                                                                                                                       ------------
                                                                                                                          1,591,885
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.3%                       105,753        Altria Group, Inc.                                                    7,992,812
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies &                   10,100        UAP Holding Corp.                                                       389,860
Distributors - 0.2%
                                      23,300        United Rentals, Inc. (a)                                                427,788
                                       4,200        W.W. Grainger, Inc.                                                     367,584
                                                                                                                       ------------
                                                                                                                          1,185,232
-----------------------------------------------------------------------------------------------------------------------------------
Wireless                              26,800        American Tower Corp. Class A (a)                                      1,141,680
Telecommunication                     20,800        Rural Cellular Corp. Class A (a)                                        917,072
Services - 0.4%                          100        Sprint Nextel Corp.                                                       1,313
                                       3,400        U.S. Cellular Corp. (a)                                                 285,940
                                                                                                                       ------------
                                                                                                                          2,346,005
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Total Common Stocks
                                                    (Cost - $485,605,570) - 89.1%                                       565,613,201
-----------------------------------------------------------------------------------------------------------------------------------

                                                    Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
                                         900        MidCap SPDR Trust Series 1                                              139,590
                                      74,425        SPDR Trust Series 1 (d)                                              10,881,679
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Total Exchange-Traded Funds
                                                    (Cost - $10,554,499) - 1.7%                                          11,021,269
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced S&P 500 Series
Schedule of Investments as of December 31, 2007


                                        Face
Industry                              Amount        Corporate Bonds                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.1%            $    475,000        Genzyme Corp., 1.25% due 12/01/2023 (c)                            $    547,438
-----------------------------------------------------------------------------------------------------------------------------------
Industrial                           291,000        Tyco International Group SA,
Conglomerates - 0.1%                                  3.125% due 1/15/2023 (c)                                              462,326
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Total Corporate Bonds  (Cost - $921,050) - 0.2%                       1,009,764
-----------------------------------------------------------------------------------------------------------------------------------

                                  Beneficial
                                    Interest        Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                $ 57,542,938        BlackRock Liquidity Series, LLC
                                                       Cash Sweep Series, 5.04% (b)(e)                                   57,542,938
                                  28,347,400        BlackRock Liquidity Series, LLC
                                                       Money Market Series, 4.78% (b)(e)(f)                              28,347,400
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Total Short-Term Securities
                                                    (Cost - $85,890,338) - 13.5%                                         85,890,338
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Investments (Cost - $582,971,457*) - 104.5%                  663,534,572

                                                     Liabilities in Excess of Other Assets - (4.5%)                     (28,312,909)
                                                                                                                       ------------
                                                     Net Assets - 100.0%                                               $635,221,663
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments, as of December 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................    $ 590,749,110
                                                                  =============
      Gross unrealized appreciation ..........................    $  90,716,018
      Gross unrealized depreciation ..........................      (17,930,556)
                                                                  -------------
      Net unrealized appreciation ............................    $  72,785,462
                                                                  =============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------------------------------------
                                                  Purchase         Sale       Realized      Interest/Dividend
      Affiliate                                     Cost           Cost        Gain             Income
      -------------------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                       $26,953,361*        --          --           $ 1,798,403
      BlackRock Liquidity Series, LLC
        Money Market Series                     $ 8,698,700*        --          --           $    50,928
      The PNC Financial Services Group, Inc.             --         --          --           $    29,529
      -------------------------------------------------------------------------------------------------------

*     Represents net purchase
(c)   Convertible security.
(d)   Security, or a portion of security, is on loan.
(e)   Represents the current yield as of December 31, 2007.
(f)   Security was purchased with the cash proceeds from securities loans.
(g) All or a portion of security held as collateral in connection with open financial futures contracts.
(h)   All, or a portion of, security is pledged for collateral purposes.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.
o Financial futures contracts purchased as of December 31, 2007 were as follows:

      ------------------------------------------------------------------------------------------
      Number                                                                         Unrealized
      of Contracts           Issue           Expiration Date        Face Value      Depreciation
      ------------------------------------------------------------------------------------------
          204            S&P 500 Index         March 2008          $75,427,961        ($90,761)
      ------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

                                                  Master Enhanced S&P 500 Series

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2007
-------------------------------------------------------------------------------------------------------------------------
Assets:        Investments in unaffiliated securities, at value (including
                  securities loaned of $24,463,716) (identified cost - $496,395,300)..                       $576,849,738
               Investments in affiliated securities, at value
                  (identified cost - $86,576,157).....................................                         86,684,834
               Foreign cash (cost - $3,715) ..........................................                              3,698
               Receivables:
                  Securities sold.....................................................     $ 6,039,762
                  Dividends...........................................................         952,366
                  Contributions.......................................................         360,922
                  Securities lending..................................................          14,852
                  Interest............................................................           4,703          7,372,605
                                                                                           -----------
               Prepaid expenses and other assets......................................                             76,418
                                                                                                             ------------
               Total assets...........................................................                        670,987,293
                                                                                                             ------------
-------------------------------------------------------------------------------------------------------------------------
Liabilities:   Collateral on securities loaned, at value..............................                         28,347,400
               Bank overdraft.........................................................                          3,975,313
               Payables:
                  Securities purchased................................................       2,936,695
                  Variation margin....................................................         423,300
                  Investment adviser..................................................           5,441
                  Other affiliates....................................................           5,342          3,370,778
                                                                                           -----------
               Accrued expenses ......................................................                             72,139
                                                                                                             ------------
               Total liabilities......................................................                         35,765,630
                                                                                                             ------------
-------------------------------------------------------------------------------------------------------------------------
Net Assets:    Net assets.............................................................                       $635,221,663
                                                                                                             ============
-------------------------------------------------------------------------------------------------------------------------
Net Assets     Investors' capital.....................................................                       $554,749,326
Consist of:    Unrealized appreciation - net..........................................                         80,472,337
                                                                                                             ------------
               Net assets.............................................................                       $635,221,663
                                                                                                             ============
-------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

                                                  Master Enhanced S&P 500 Series

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2007
-------------------------------------------------------------------------------------------------------------------------
Investment     Dividends (including $29,529 from affiliates and
Income:           net of $936 foreign withholding tax) ...............................                       $ 10,617,998
               Interest (including $1,798,403 from affiliates)........................                          1,807,948
               Securities lending - net...............................................                             50,928
                                                                                                             ------------
               Total income...........................................................                         12,476,874
                                                                                                             ------------
-------------------------------------------------------------------------------------------------------------------------
Expenses:      Accounting services....................................................     $   132,981
               Professional fees......................................................          80,095
               Custodian fees.........................................................          65,628
               Investment advisory fees...............................................          64,032
               Directors' fees and expenses...........................................          11,239
               Printing and shareholder reports.......................................           5,623
               Pricing fees...........................................................             935
               Other..................................................................          16,706
                                                                                            -----------
               Total expenses.........................................................                            377,239
                                                                                                             ------------
               Investment income-net..................................................                         12,099,635
                                                                                                             ------------
-------------------------------------------------------------------------------------------------------------------------
Realized &     Realized gain(loss) on:
Unrealized        Investments - net ..................................................      33,870,313
Gain (Loss) -     Financial futures contracts - net...................................        (343,573)
Net               Foreign currency transactions - net.................................          (1,000)        33,525,740
                                                                                            -----------
               Change in unrealized appreciation/depreciation on:
                  Investments - net...................................................      (8,567,357)
                  Financial futures contracts - net...................................        (189,471)
                  Foreign currency transactions - net.................................             (17)        (8,756,845)
                                                                                            -----------      ------------
               Total realized and unrealized gain - net...............................                         24,768,895
                                                                                                             ------------
               Net Increase in Net Assets Resulting from Operations...................                       $ 36,868,530
                                                                                                             ============
-------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

                                                  Master Enhanced S&P 500 Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                   For the
                                                                                                  Year Ended
                                                                                                 December 31,
                                                                                       -------------------------------
Increase (Decrease) in Net Assets:                                                         2007                2006
----------------------------------------------------------------------------------------------------------------------
Operations:    Investment income - net........................................         $ 12,099,635       $ 11,650,744
               Realized gain - net............................................           33,525,740         41,421,169
               Change in unrealized appreciation/depreciation - net...........           (8,756,845)        26,578,426
                                                                                      -------------       ------------
               Net increase in net assets resulting from operations...........           36,868,530         79,650,339
                                                                                      -------------       ------------
----------------------------------------------------------------------------------------------------------------------
Capital        Proceeds from contributions....................................           95,627,183         41,176,802
Transactions:  Fair value of withdrawals......................................          (88,454,883)       (42,346,836)
                                                                                      -------------       ------------
               Net increase (decrease) in net assets
                  derived from capital transactions...........................            7,172,300         (1,170,034)
                                                                                      -------------       ------------
----------------------------------------------------------------------------------------------------------------------
Net Assets:    Total increase in net assets...................................           44,040,830         78,480,305
               Beginning of year..............................................          591,180,833        512,700,528
                                                                                      -------------       ------------
               End of year....................................................        $ 635,221,663       $591,180,833
                                                                                      ================================
----------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

                                                  Master Enhanced S&P 500 Series

FINANCIAL HIGHLIGHTS

                The following ratios have                                           For the Year Ended December 31,
                been derived from information provided                --------------------------------------------------------
                in the financial statements.                            2007         2006          2005      2004       2003
------------------------------------------------------------------------------------------------------------------------------
Total Investment                                                         5.67%        15.64%        5.66%     11.51%     27.63%
                                                                      ========      ========     ========   ========   ========
Return:
------------------------------------------------------------------------------------------------------------------------------
Ratios to       Expenses....................................              .06%          .06%         .06%       .06%       .09%
                                                                      ========      ========     ========   ========   ========
Average Net     Investment income - net.....................             1.89%         2.13%        1.79%      1.99%      1.70%
                                                                      ========      ========     ========   ========   ========
Assets:
------------------------------------------------------------------------------------------------------------------------------
Supplemental    Net assets, end of the year (in thousands)..          $635,222      $591,181     $512,701   $346,274   $269,475
                                                                      ========      ========     ========   ========   ========
Data:           Portfolio turnover..........................              196%          179%         177%       120%        79%
                                                                      ========      ========     ========   ========   ========
------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Master Enhanced S&P 500 Series

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Master Enhanced S&P 500 Series (the "Series"), a non-diversified management investment company, is part of Quantitative Master Series LLC (the "Master LLC"). The Master LLC is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware limited liability company. Prior to June 15, 2007, the Master LLC was organized as a Delaware statutory trust. The Limited Liability Company Agreement permits the Directors (and prior to June 15, 2007, the Declaration of Trust permitted the Trustees) to issue nontransferable interests in the Series, subject to certain limitations. Throughout this report, the Trust and the Master LLC are referred to as the Master LLC and the Board of Trustees of the Trust and the Board of Directors of the Master LLC are referred to as the Board of Directors. The financial statements of the Series are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments - Equity securities held by the Series that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors. Long positions traded in the over-the-counter ("OTC") market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Effective September 4, 2007, exchange-traded options are valued at the mean between the last bid and asked prices at the close of the options market in which the options trade and previously were valued at the last sales price as of the close of options trading on applicable exchanges. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations by the Series from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Valuation of short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors, including valuations furnished by the pricing services retained by the Master LLC, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Master LLC under the general supervision of the Board of Directors. Such valuations and procedures are reviewed periodically by the Board of Directors.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board of Directors or by BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., using a pricing service and/or procedures approved by the Board of Directors.

(b) Derivative financial instruments - The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' Index. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security, or index, or if the counterparty does not perform under the contract. The counterparty, for certain instruments, may pledge cash or securities as collateral.

o Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Swaps - The Series may enter into swap agreements, which are OTC contracts in which the Series and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security. These periodic payments received or made by the Series are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-market daily (based on dealer supplied valuations) and changes in value are recorded as unrealized appreciation (depreciation). Risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

o Options - The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts - The Series may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures - The Series may also purchase or sell listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(c) Foreign currency transactions - Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Series invests in foreign securities, which may involve a number of risk factors and special considerations, not present with investments in securities of U.S. corporations.

(d) Income taxes - The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income - Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(f) Securities lending - The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(g) Bank overdraft - The Series recorded a bank overdraft which resulted from failed securities settlements.

(h) Recent accounting pronouncements - Effective June 29, 2007, the Series implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Series, and has determined that the adoption of FIN 48 does not have a material impact on the Series' financial statements. The Series files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series' U.S. federal tax returns remains open for the years ended December 31, 2004 through December 31, 2006. That statue of limitations on the Series' state and local tax returns may remain open for an additional year depending upon the jurisdiction.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Series' financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Series' financial statement disclosures, if any, is currently being assessed.

2. Investment Advisory Agreement and Transactions with Affiliates: The Master LLC, on behalf of the Series, has entered into an Investment Advisory Agreement with the Manager. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. In addition, the Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays BIM for services it provides a monthly fee at an annual rate that is a percentage of the management fee paid by the Series to the Manager.

The Master LLC, on behalf of the Series, has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an indirect wholly owned subsidiary of Merrill Lynch, or its affiliates. As of December 31, 2007, the Series lent securities with a value of $7,685,818 to MLPF&S or its affiliates. Pursuant to that order, the Master LLC has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM, may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. For the year ended December 31, 2007, BIM received $16,251 in securities lending agent fees.

In addition, MLPF&S received $7,233 in commissions on the execution of portfolio security transactions for the Series for the year ended December 31, 2007.

For the year ended December 31, 2007, the Series reimbursed the Manager $11,687 for certain accounting services.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2007 were $1,171,598,347 and $1,175,789,360, respectively.

4. Short-Term Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .06% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the year ended December 31, 2007. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Investors and Board of Directors of Quantitative Master Series LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Enhanced S&P 500 Series, one of the portfolios constituting Quantitative Master Series LLC (the "Master LLC")(formerly Quantitative Master Series Trust), as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Enhanced S&P 500 Series of Quantitative Master Series LLC as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 28, 2008

Officers and Directors

                                                                                            Number of
                                                                                            BlackRock-
                                                                                            Advised
                            Position(s)         Length     Principal                        Funds and
Name, Address and           Held with           of Time    Occupation(s) During             Portfolios       Public
Year of Birth               Master LLC          Served     Past Five Years                  Overseen         Directorships
Non-Interested
  Directors *

David O. Beim               Director            2007 to    Professor of Finance and         35 Funds         None
40 East 52nd Street                             present    Economics at the                 81 Portfolios
New York, NY 10022                                         Columbia University
1940                                                       Graduate School of
                                                           Business since 1991;
                                                           Chairman of Outward
                                                           Bound USA from 1997 to
                                                           2001; Chairman of Wave
                                                           Hill Inc. from 1990 to
                                                           2006; Trustee of
                                                           Phillips Exeter Academy
                                                           from 2002 to present.


Ronald W. Forbes            Director and        2007 to    Professor Emeritus of            35 Funds         None
40 East 52nd Street         Co-Chairman of      present    Finance, School of               81 Portfolios
New York, NY 10022          the Board of                   Business, State
1940                        Directors                      University of New York
                                                           at Albany since 2000 and
                                                           Professor thereof from
                                                           1989 to 2000;
                                                           International
                                                           Consultant, Urban
                                                           Institute, Washington,
                                                           D.C. from 1995 to 1999.


Dr. Matina Horner           Director            2007 to    Executive Vice President         35 Funds         NSTAR (electric
40 East 52nd Street                             present    of Teachers Insurance            81 Portfolios    and gas utility)
New York, NY 10022                                         and Annuity Association
1939                                                       and College Retirement
                                                           Equities Fund from 1989
                                                           to 2003.


Rodney D. Johnson           Director            2007 to    President, Fairmount             35 Funds         None
40 East 52nd Street         and Co-Chairman     present    Capital Advisors, Inc.           81 Portfolios
New York, NY 10022          of the Board of                since 1987; Director,
1941                        Directors                      Fox Chase Cancer Center
                                                           since 2002; Member of
                                                           the Archdiocesan
                                                           Investment Committee of
                                                           the Archdioceses of
                                                           Philadelphia since 2003.

                                                                                            Number of
                                                                                            BlackRock-
                                                                                            Advised
                            Position(s)         Length     Principal                        Funds and
Name, Address and           Held with           of Time    Occupation(s) During             Portfolios       Public
Year of Birth               Master LLC          Served     Past Five Years                  Overseen         Directorships
Non-Interested
  Directors *

Herbert I. London           Director            2007 to    Professor Emeritus, New          35 Funds         AIMS Worldwide,
40 East 52nd Street         and Member of       present    York University since            81 Portfolios    Inc. (marketing)
New York, NY 10022          the Audit                      2005; John M. Olin
1939                        Committee                      Professor of Humanities,
                                                           New York University from
                                                           1993 to 2005 and
                                                           Professor thereof from
                                                           1980 to 2005; President,
                                                           Hudson Institute since
                                                           1997 and Trustee thereof
                                                           since 1980; Dean,
                                                           Gallatin Division of New
                                                           York University from
                                                           1976 to 1993;
                                                           Distinguished Fellow,
                                                           Herman Kahn Chair,
                                                           Hudson Institute from
                                                           1984 to 1985; Chairman
                                                           of the Board of
                                                           Directors of Vigilant
                                                           Research, Inc. since
                                                           2006; Member of the
                                                           Board of Directors for
                                                           Grantham University
                                                           since 2006; Director of
                                                           AIMS Worldwide, Inc.
                                                           since 2006; Director of
                                                           Reflex Security since
                                                           2006; Director of
                                                           InnoCentive, Inc. since
                                                           2006; Director of
                                                           Cerego, LLC since 2005;
                                                           Director, Damon Corp.
                                                           from 1991 to 1995;
                                                           Overseer, Center for
                                                           Naval Analyses from 1983
                                                           to 1993.

                                                                                            Number of
                                                                                            BlackRock-
                                                                                            Advised
                            Position(s)         Length     Principal                        Funds and
Name, Address and           Held with           of Time    Occupation(s) During             Portfolios       Public
Year of Birth               Master LLC          Served     Past Five Years                  Overseen         Directorships
Non-Interested
  Directors *

Cynthia A. Montgomery       Director            2007 to    Professor, Harvard               35 Funds         Newell
40 East 52nd Street                             present    Business School since            81 Portfolios    Rubbermaid, Inc.
New York, NY 10022                                         1989; Associate                                   (manufacturing)
1952                                                       Professor, J.L. Kellogg
                                                           Graduate School of
                                                           Management, Northwestern
                                                           University from 1985 to
                                                           1989; Associate
                                                           Professor, Graduate
                                                           School of Business
                                                           Administration,
                                                           University of Michigan
                                                           from 1979 to 1985;
                                                           Director, Harvard
                                                           Business School
                                                           Publishing since 2005;
                                                           Director, McLean
                                                           Hospital since 2005.

Joseph P. Platt, Jr.        Director            2007 to    Partner, Amarna                  35 Funds         Greenlight
40 East 52nd Street                             present    Corporation, LLC                 81 Portfolios    Capital Re, Ltd.
New York, NY 10022                                         (private investment                               (reinsurance
1947                                                       company) since 2002;                              company)
                                                           Director, Jones and
                                                           Brown (Canadian
                                                           insurance broker) since
                                                           1998; Director,
                                                           Greenlight Capital Re,
                                                           Ltd. (reinsurance
                                                           company) since 2004;
                                                           Partner, Amarna
                                                           Financial Company
                                                           (private investment
                                                           company) since 2005;
                                                           Director and Executive
                                                           Vice President, Johnson
                                                           and Higgins (insurance
                                                           brokerage) from 1990 to
                                                           1997.

                                                                                            Number of
                                                                                            BlackRock-
                                                                                            Advised
                            Position(s)         Length     Principal                        Funds and
Name, Address and           Held with           of Time    Occupation(s) During             Portfolios       Public
Year of Birth               Master LLC          Served     Past Five Years                  Overseen         Directorships
Non-Interested
  Directors *

Robert C. Robb, Jr.         Director            2007 to    Partner, Lewis, Eckert,          35 Funds         None
40 East 52nd Street                             present    Robb and Company                 81 Portfolios
New York, NY 10022                                         (management and
1945                                                       financial consulting
                                                           firm) since 1981;
                                                           Trustee, Medical College
                                                           of Pennsylvania/
                                                           Hahnemann University
                                                           from 1998 to 2002;
                                                           Trustee, EQK Realty
                                                           Investors from 1994 to
                                                           2000; Director, Tamaqua
                                                           Cable Products Company
                                                           from 1981 to 1998;
                                                           Director, Brynwood
                                                           Partners from 1984 to
                                                           1998; Director, The PNC
                                                           Bank Corp. from 1994 to
                                                           1998;  Director,
                                                           Provident National Bank
                                                           from 1983 to 1993;
                                                           Director, Brinks, Inc.
                                                           from 1981 to 1986.

Toby Rosenblatt             Director            2007 to    President since 1999 and         35 Funds         A.P. Pharma, Inc.
40 East 52nd Street         and Vice            present    Vice President General           81 Portfolios    (specialty
New York, NY 10022          Chairman of the                Partner since 1990,                               pharmaceuticals)
1938                        Performance                    Founders Investments
                            Oversight                      Ltd. (private
                            Committee                      investments); Director,
                                                           Forward Management, LLC
                                                           since 2007; Trustee, SSR
                                                           Funds from 1990 to 2005;
                                                           Trustee, Metropolitan
                                                           Series Funds, Inc. from
                                                           2001 to 2005.


Kenneth L. Urish            Director and        2007 to    Managing Partner, Urish          35 Funds         None
40 East 52nd Street         Chairman of the     present    Popeck & Co., LLC                81 Portfolios
New York, NY 10022          Audit Committee                (certified public
1951                                                       accountants and
                                                           consultants) since 1976;
                                                           External Advisory Board,
                                                           The Pennsylvania State
                                                           University Accounting
                                                           Department since  2001;
                                                           Trustee, The Holy Family
                                                           Foundation since 2001;
                                                           President and Trustee,
                                                           Pittsburgh Catholic
                                                           Publishing Associates
                                                           since 2003; Director,
                                                           Inter-Tel from 2006 to
                                                           2007.


                                                                                            Number of
                                                                                            BlackRock-
                                                                                            Advised
                            Position(s)         Length     Principal                        Funds and
Name, Address and           Held with           of Time    Occupation(s) During             Portfolios       Public
Year of Birth               Master LLC          Served     Past Five Years                  Overseen         Directorships
Non-Interested
  Directors *

Frederick W. Winter         Director            2007 to    Professor and Dean               35 Funds         None
40 East 52nd Street         and Member of       present    Emeritus of the Joseph           81 Portfolios
New York, NY 10022          the Audit                      M. Katz School of
1945                        Committee                      Business University of
                                                           Pittsburgh since 2005
                                                           and Dean therof from
                                                           1997 to 2005; Director,
                                                           Alkon Corporation
                                                           (pneumatics) since 1992;
                                                           Director, Indotronix
                                                           International (IT
                                                           service) since 2004;
                                                           Director, Tippman Sports
                                                           (recreation) since 2005.

*     Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

Interested Directors*

Richard S. Davis            Director            2007 to    Managing Director,               184 Funds        None
40 East 52nd Street                             present    BlackRock, Inc. since 2005;      289 Portfolios
New York, NY 10022                                         Chief Executive Officer,
1945                                                       State Street Research &
                                                           Management Company from 2000
                                                           to 2005; Chairman of the
                                                           Board of Trustees, State
                                                           Street Research mutual funds
                                                           ("SSR Funds") from 2000 to
                                                           2005; Senior Vice President,
                                                           Metropolitan Life Insurance
                                                           Company from 1999 to 2000;
                                                           Chairman SSR Realty from
                                                           2000 to 2004.

                                                                                            Number of
                                                                                            BlackRock-
                                                                                            Advised
                            Position(s)         Length     Principal                        Funds and
Name, Address and           Held with           of Time    Occupation(s) During             Portfolios       Public
Year of Birth               Master LLC          Served     Past Five Years                  Overseen         Directorships
Non-Interested
  Directors *

Henry Gabbay                Director            2007 to    Consultant, BlackRock, Inc.      183 Funds        None
40 East 52nd Street                             present    since 2007; Managing             288 Portfolios
New York, NY 10022                                         Director, BlackRock, Inc.
1947                                                       from 1989 to June 2007;
                                                           Chief Administrative
                                                           Officer, BlackRock Advisors,
                                                           LLC from 1998 to 2007;
                                                           President of BlackRock Funds
                                                           and BlackRock Bond
                                                           Allocation Target Shares
                                                           from 2005 to 2007; Treasurer
                                                           of certain closed-end funds
                                                           in the BlackRock Fund
                                                           complex from 1989 to 2006.


*     Messrs. Davis and Gabbay are both "interested persons," as defined in the Investment Company Act of 1940, of the
      Master LLC based on their positions with BlackRock, Inc. and its affiliates.  Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

Advisory Board Member

David R. Wilmerding, Jr. *  Advisory            2007       Chairman, Wilmerding &           35 Funds         Chestnut Street
40 East 52nd Street         Board Member                   Associates, Inc. (investment     81 Portfolios    Exchange Fund
New York, NY 10022                                         advisers) from 1989 to 2005;                      (open-end
1935                                                       Chairman, Coho Partners,                          investment
                                                           Ltd. (investment advisers)                        company)
                                                           from 2003 to 2005. Director,
                                                           Beaver Management
                                                           Corporation.

*     David R. Wilmerding, Jr. resigned from the Advisory Board of the Master LLC, effective December 31, 2007.

Master LLC Officers *

Donald C. Burke             Fund                2007 to    Managing Director of
40 East 52nd Street         President and       present    BlackRock, Inc. since
New York, NY 10022          Chief                          2006; Formerly Managing
1960                        Executive                      Director of Merrill Lynch
                            Officer                        Investment Managers, L.P.
                                                           ("MLIM") and Fund Asset
                                                           Management, L.P. ("FAM")
                                                           in 2006; First Vice
                                                           President thereof from
                                                           1997 to 2005; Treasurer
                                                           thereof from 1999 to 2006
                                                           and Vice President thereof
                                                           from 1990 to 1997.

                                                                                            Number of
                                                                                            BlackRock-
                                                                                            Advised
                            Position(s)         Length     Principal                        Funds and
Name, Address and           Held with           of Time    Occupation(s) During             Portfolios       Public
Year of Birth               Master LLC          Served     Past Five Years                  Overseen         Directorships
Master LLC Officers *

Anne F. Ackerley            Vice President      2007 to    Managing Director of
40 East 52nd Street                             present    BlackRock, Inc. since 2000
New York, NY 10022                                         and First Vice President
1962                                                       and Chief Operating
                                                           Officer of Mergers and
                                                           Acquisitions Group from
                                                           1997 to 2000; First Vice
                                                           President and Chief
                                                           Operating Officer of
                                                           Public Finance Group
                                                           thereof from 1995 to 1997;
                                                           First Vice President of
                                                           Emerging Markets Fixed
                                                           Income Research of Merrill
                                                           Lynch & Co., Inc. from
                                                           1994 to 1995.

Neal J. Andrews             Chief               2007 to    Managing Director of
40 East 52nd Street         Financial           present    BlackRock Inc. since 2006;
New York, NY 10022          Officer                        Formerly Senior Vice
1966                                                       President and Line of
                                                           Business Head of Fund
                                                           Accounting and
                                                           Administration at PFPC
                                                           Inc. from 1992 to 2006.

Jay M. Fife                 Treasurer           2007 to    Managing Director of
40 East 52nd Street                             present    BlackRock, Inc. since 2007
New York, NY 10022                                         and Director in 2006;
1970                                                       Formerly Assistant
                                                           Treasurer of the MLIM/FAM
                                                           advised funds from 2005 to
                                                           2006; Director of MLIM
                                                           Fund Services Group from
                                                           2001 to 2006.

Brian P. Kindelan           Chief               2007 to    Chief Compliance Officer
40 East 52nd Street         Compliance          present    of the Funds since 2007;
New York, NY 10022          Officer                        Managing Director and
1959                                                       Senior Counsel thereof
                                                           since 2005; Director and
                                                           Senior Counsel of
                                                           BlackRock Advisors, Inc.
                                                           from 2001 to 2004 and Vice
                                                           President and Senior
                                                           Counsel thereof from 1998
                                                           to 2000; Senior Counsel of
                                                           The PNC Bank Corp. from
                                                           1995 to 1998.

                                                                                            Number of
                                                                                            BlackRock-
                                                                                            Advised
                            Position(s)         Length     Principal                        Funds and
Name, Address and           Held with           of Time    Occupation(s) During             Portfolios       Public
Year of Birth               Master LLC          Served     Past Five Years                  Overseen         Directorships
Master LLC Officers *

Howard Surloff              Secretary           2007 to    Managing Director of
40 East 52nd Street                             present    BlackRock, Inc. and
New York, NY 10022                                         General Counsel of U.S.
1965                                                       Funds at BlackRock, Inc.
                                                           since 2006; Formerly
                                                           General Counsel (U.S.)of
                                                           Goldman Sachs Asset
                                                           Management, L.P. from 1993
                                                           to 2006.

*     Officers of the Master LLC serve at the pleasure of the Board of Directors.

Proxy Results

During the six-month period ended December 31, 2007, the holders of interests of Master Enhanced S&P 500 Series of Quantitative Master Series LLC voted on the following proposal, which was approved at a special meeting on September 7, 2007. This proposal was a part of the reorganization of the Board of Directors of

Quantitative Master Series LLC that took effect on November 1, 2007. A description of the proposal and number of shares voted for each Director are as follows:

                                                                           Units of Interest         Units of Interest
                                                                               Voted For           Withheld From Voting
-----------------------------------------------------------------------------------------------------------------------
To elect the Board of Directors of Quantitative Master Series LLC:
David O. Beim, Richard S. Davis, Ronald W. Forbes, Henry Gabbay,
Dr. Matina Horner, Rodney D. Johnson, Herbert I. London,
Cynthia A. Montgomery, Joseph P. Platt, Jr., Robert C. Robb, Jr.,
Toby Rosenblatt, Kenneth L. Urish and  Frederick W. Winter                    517,077,457                   0
-----------------------------------------------------------------------------------------------------------------------

Additional Information

   Custodian

   JPMorgan Chase Bank
   Brooklyn, NY 11245

   Accounting Agent

   State Street Bank and
   Trust Company
   Princeton, NJ 08540

   Independent Registered Public
   Accounting Firm

   Deloitte & Touche LLP
   Princeton, NJ 08540

   Legal Counsel

   Sidley Austin LLP
   New York, NY 10019

--------------------------------------------------------------------------------
Availability of Quarterly Schedule of Investments
--------------------------------------------------------------------------------
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q are available on the SEC's website at http://www.sec.gov. The Series' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Availability of Proxy Voting
--------------------------------------------------------------------------------
A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series' portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com; and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

Item 2 - Code of Ethics - The registrant (or the "Fund") has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors or trustees, as applicable (the "board of directors") has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
            Donald W. Burton (term ended, effective November 1, 2007)
            John F. O'Brien (term ended, effective November 1, 2007)
            Kenneth L. Urish (term began, effective November 1, 2007)
            David H. Walsh (term ended, effective November 1, 2007)
            Fred G. Weiss (term ended, effective November 1, 2007)

            Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 -    Principal Accountant Fees and Services

----------------------------------------------------------------------------------------------------------------------------------
                         (a) Audit Fees          (b) Audit-Related Fees(1)        (c) Tax Fees(2)            (d) All Other Fees(3)
----------------------------------------------------------------------------------------------------------------------------------
                      Current      Previous        Current      Previous        Current      Previous        Current      Previous
                    Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal
   Entity Name          End        Year End          End        Year End          End        Year End          End        Year End
----------------------------------------------------------------------------------------------------------------------------------
Master Enhanced S&P
500 Series of
Quantitative Master
Series LLC            $33,400      $33,400           $0            $0           $9,200        $9,200          $0             $0
----------------------------------------------------------------------------------------------------------------------------------

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

            (e)(1) Audit Committee Pre-Approval Policies and Procedures:

                  The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are
            a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

            (e)(2) None of the services described in each of Items 4(b) through
            (d) were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

            (f) Not Applicable

            (g) Affiliates' Aggregate Non-Audit Fees:

            --------------------------------------------------------------------
                                               Current Fiscal    Previous Fiscal
                     Entity Name                  Year End           Year End
            --------------------------------------------------------------------
            Master Enhanced S&P 500
            Series of Quantitative
            Master Series LLC                     $293,700          $3,080,650
            --------------------------------------------------------------------

            (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant's investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

            Regulation S-X Rule 2-01(c)(7)(ii) - $284,500, 0%

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - See Item 2

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced S&P 500 Series of Quantitative Master Series LLC


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Date: February 21, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Date: February 21, 2008